UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:13F-HR
 This Amendment (Check only one.):[ ] is a restatement.
				  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  November 20, 2000


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:     4,549,969

Form 13F Information Table Value Total:   $208,792.00



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
				  Value  Shares/ sh/ put/ Invstmt Other   Voting Authority
Name of Issuer      Class Cusip  (x$1000) prnamt prn call Dscretn Manager Sole Shared None

American Express Co com	  25816109  1587    26130 sh	  sole	  none		     26130
Applied Matls Inc   com	  038222105 550	     9265 sh	  sole	  none		      9265
AT&T Corp	    com	  001957109 68       2317 sh	  sole	  none		      2317
Bank One Corp	    com   6423A103  97       2506 sh	  sole	  none		      2506
Bed Bath & Beyond   com	  075896100 754     30900 sh	  sole	  none		     30900
Bellsouth Corp	    com	  79860102  493     12242 sh	  sole	  none		     12242
Bristol Myers Squibbcom	  110122108 1143    20010 sh	  sole	  none		     20010
Capital One Finl    com	  14040H105 411      5870 sh	  sole	  none		      5870
Catalina Mkting Corpcom	  148867104 996	    26475 sh	  sole	  none		     26475
Cisco Sys Inc	    com	  17275R102 1772    32070 sh	  sole	  none		     32070
Citigroup	    com	  17296101  2199    40678 sh	  sole	  none		     40678
Concord EFS Inc	    com	  206197105 1191    33525 sh	  sole	  none		     33525
Disney Walt Co	    com   254687106 727	    19000 sh	  sole	  none		     19000
Duke Realty Invt    com	  264411505 35       1450 sh	  sole	  none		      1450
Elan PLC	    adr	  284131208 201	     3680 sh	  sole	  none		      3680
EMC Corp Mass	    com   268648102 268	     3700 sh	  sole	  none		      2700
Emerson Elec Co	    com	  291011104 176	     2620 sh	  sole	  none		      2620
ExxonMobil Corp	    com	  30231G102 1136    12750 sh	  sole	  none		     12750
General Elec Co     com	  369604103 2912    50484 sh	  sole	  none		     50484
Global Crossing LTD com	  G3921A100 796     25670 sh	  sole	  none		     25670
Hewlett Packard Co  com	  428236103 723	     7450 sh	  sole	  none		      7450
Home Depot Inc	    com	  437076102 548	    10325 sh	  sole	  none		     10325
Huntington Bancsharecom	  446150104 125      8522 sh	  sole	  none		      8522
Intel Corp	    com	  458140100 1599    38476 sh	  sole	  none		     38476
Intl Business Mach  com   459200101 805	     7158 sh	  sole	  none		      7158
JDS Uniphase Corp   com	  46612J101 1003    10590 sh	  sole	  none		     10590
Johnson & Johnson   com	  478160104 968	    10305 sh	  sole	  none		     10305
King Pharmaceutical com	  495582108 1392    41626 sh	  sole	  none		     41626
LSI Logic Corp	    com	  502161102 4742   162115 sh	  sole	  none		    162115
Lucent Technologies com	  549463107 14        445 sh	  sole	  none		       445
McDonalds Corp      com	  580135101 793	    26284 sh	  sole	  none		     26284
Merck & Co Inc      com	  589331107 1276    17140 sh	  sole	  none		     17140
Microsoft Corp	    com	  594918104 596	     9879 sh	  sole	  none		      9879
Midcap SPDR TRunit ser1   595635103 2602    26485 sh	  sole	  none		     26485
Morgan JP & Co Inc  com	  616880100 1152     7050 sh	  sole	  none		      7050
Nasdaq 100 Tr unit ser1	  631100104 4708    53080 sh	  sole	  none		     53080
National City Corp  com	  635405103 968     43733 sh	  sole	  none		     43733
Pfizer Inc	    com	  717081103 641	    14255 sh	  sole	  none		     14255
Pharmacia 	    com	  71713U102 11426  189837 sh	  sole	  none		    189837
Qualcomm Inc	    com	  747525103 1467    20585 sh	  sole	  none		     20585
Sara Lee Corp	    com	  803111103 214	    10536 sh	  sole	  none		     10536
SBC Communications  com	  78387G103 345      6896 sh	  sole	  none		      6896
Schering Plough Corpcom	  806605101 1190    25600 sh	  sole	  none		     25600
Softech Inc         com	  834021107 173    220700 sh	  sole	  none		    220700
SPDR TR	      unit ser1	  78462F103 16438  114448 sh	  sole	  none		    114448
Stryker Corp	    com	  863667101 127033 2958766sh	  sole	  none		   2958766
Sun Microsystems Inccom	  866810104 3674    31470 sh	  sole	  none		     31470
Tetra Tech Inc      com   88162F105 1173    41080 sh	  sole	  none		     41080
Tyco Intl Ltd New   com	  902124106 1237    23850 sh	  sole	  none		     23850
United Tech Corp    com   913017109 1025    14800 sh	  sole	  none		     14800
Vodafone Group PLC  com	  92857T107 235	     6375 sh	  sole	  none		      6375
Wal Mart Stores Inc com	  931142103 725	    15065 sh	  sole	  none		     15065
Worldcom Inc        com   98155K102 152	     5000 sh	  sole	  none		      5000
2002 Target Term Tr com	  90210103  118      8701 sh	  sole	  none		      8701